SEWARD & KISSEL LLP
901 K Street, N.W.
Suite 800
Washington, DC 20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184
www.sewkis.com

May 5, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Variable Products Series Fund, Inc.
– AB Large Cap Growth Portfolio
– AB Relative Value Portfolio
– AB Sustainable Global Thematic Portfolio
– AB Small Cap Growth Portfolio
– AB International Value Portfolio
– AB Discovery Value Portfolio
– AB Balanced Hedged Allocation Portfolio
– AB Dynamic Asset Allocation Portfolio
(the “Portfolios”)
File Nos. 33-18647 and 811-05398

Dear Sir or Madam:

On behalf of the above-referenced Portfolios of the AB Variable Products Series Fund, Inc. (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectuses and Statement of Additional Information for the Portfolios of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on May 1, 2026.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely,

/s/ Anna C. Weigand
Anna C. Weigand

cc: Stephen J. Laffey, AllianceBernstein Investments, Inc.

Paul M. Miller, Seward & Kissel LLP